LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 23, 2022 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

The information in this Supplement updates information in, and should be read in conjunction with, the SAI of each fund listed in Schedule A. Effective immediately, for each fund listed in Schedule A, the following is added to the section titled “Investment Practices and Risk Factors – Foreign Securities” in each fund’s SAI:

Risks Related to Russia’s Invasion of Ukraine

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

SCHEDULE A

Fund	Date of SAI
LEGG MASON ETF INVESTMENT TRUST

ClearBridge All Cap Growth ESG ETF	January 28, 2022
ClearBridge Dividend Strategy ESG ETF	March 31, 2021
ClearBridge Large Cap Growth ESG ETF	March 31, 2021
Legg Mason International Low Volatility High Dividend ETF	March 1, 2022
Legg Mason Low Volatility High Dividend ETF	March 1, 2022
Western Asset Short Duration Income ETF	November 29, 2021
Western Asset Total Return ETF	May 1, 2021

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2022
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 28, 2022
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2022
ClearBridge Global Infrastructure Income Fund	January 28, 2022
ClearBridge International Growth Fund	March 1, 2022

Fund	Date of SAI
ClearBridge Small Cap Fund	March 1, 2022
ClearBridge Value Trust	March 1, 2022
Franklin Strategic Real Return Fund	January 28, 2022
Franklin U.S. Small Cap Equity Fund	May 1, 2021
Martin Currie International Sustainable Equity Fund	September 30, 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Short Duration High Income Fund	November 29, 2021
Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2021

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Liquid Reserves	December 29, 2021
Western Asset Premier Institutional Liquid Reserves	December 29, 2021
Western Asset SMASh Series M Fund	June 30, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	July 30, 2021
ClearBridge Aggressive Growth Fund	December 29, 2021
ClearBridge All Cap Value Fund	January 28, 2022
ClearBridge Appreciation Fund	March 1, 2022
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 28, 2022
ClearBridge International Value Fund	March 1, 2022
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2022
ClearBridge Mid Cap Fund	March 1, 2022
ClearBridge Mid Cap Growth Fund	March 1, 2022
ClearBridge Select Fund	March 1, 2022
ClearBridge Small Cap Growth Fund	March 1, 2022
ClearBridge Small Cap Value Fund	January 28, 2022
ClearBridge Sustainability Leaders Fund	March 1, 2022
ClearBridge Tactical Dividend Income Fund	March 1, 2022
Franklin Global Dividend Fund	January 28, 2022
Franklin Global Equity Fund	March 1, 2022
Franklin Multi-Asset Conservative Growth Fund	May 28, 2021
Franklin Multi-Asset Defensive Growth Fund	May 28, 2021
Franklin Multi-Asset Growth Fund	May 28, 2021
Franklin Multi-Asset Moderate Growth Fund	May 28, 2021
Franklin U.S. Large Cap Equity Fund	March 31, 2021

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	May 1, 2021
ClearBridge Variable Appreciation Portfolio	May 1, 2021
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2021
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2021
ClearBridge Variable Large Cap Value Portfolio	May 1, 2021
ClearBridge Variable Mid Cap Portfolio	May 1, 2021
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2021
Franklin Multi-Asset Dynamic Multi-Strategy VIT	May 1, 2021
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2021
Franklin Multi-Asset Variable Growth Fund	May 1, 2021
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2021
Franklin Templeton Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Conservative Model Portfolio .	May 1, 2021
Franklin Templeton Moderate Model Portfolio	May 1, 2021
Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2021

Fund	Date of SAI

WESTERN ASSET FUNDS, INC.

Western Asset High Yield Fund	September 30, 2021
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021

Please retain this supplement for future reference.

FTXX844209

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